SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 – 20 (mainly 10)
Computers and peripheral equipment	33
Rentals systems	33
Office furniture and equipment	10 – 20 (mainly 10)
Motor vehicles	15

Schedule of Warranty Allowance
	December 31,
	2 0 1 3	2 0 1 4

Balance at the beginning of the year	$5,389	$4,985
Warranties issued during the year	6,386	7,139
Costs incurred with respect of warranties during the year	(6,790)	(6,570)
	$4,985	$5,554

Schedule of Benefit Plan Obligations
	December 31,
	2 0 1 3	2 0 1 4

Accumulated benefit obligation	$4,244	$4,316

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,009	$4,526
Service cost	409	409
Interest cost	29	25
Actuarial loss	149	700
Currency exchange rate changes	(867)	(614)
Benefits paid	(203)	(307)
Projected benefit obligation at end of year	$4,526	$4,739

Net periodic benefit cost :

Service cost	$409	$409
Interest cost	29	25
Net periodic benefit cost	$438	$434

Schedule of Other Comprehensive Loss, Net of Tax for Benefit Plan Components
Amounts recognized in accumulated other comprehensive income:

Net actuarial loss, net of taxes	$(89)	$(451)

Accumulated other comprehensive loss , net of taxes	$(279)	$(730)

Schedule of Assumptions Used for Benefit Plan Components
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Assumptions used to calculate amounts above:
Discount rate	0.70%	0.60%	0.40%
Rate of compensation increase	1.00%	1.00%	1.00%

Schedule of Expected Benefit Payments
December 31,

2015	$135
2016	$211
2017	$400
2018	$236
2019	$296
Thereafter	$3,645

Schedule of Assumptions Used in Stock Option Valuations
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Volatility	73%	49%	38%
Risk-free interest rate	0.93%	0.98%	1.10%
Dividend yield	0%	0%	0%
Expected term (years)	4.70	4.63	4.49

Schedule of Equity-Based Compensation Expense
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Cost of goods sold	$127	$141	$164
Research and development	189	259	191
Sales and marketing	385	449	813
General and administrative	2,584	1,105	1,608
Total equity-based compensation expense	$3,285	$1,954	$2,776

Schedule of Allowance for Doubtful Accounts
	December 31,
	2 0 1 3	2 0 1 4

Balance at the beginning of the period	$2,379	$2,690
Doubtful debt expenses during the period	618	(243)
Customer write-offs during the period	(310)	(57)
Exchange rate	3	(96)
	$2,690	$2,294

Schedule of Derivative Instruments
	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2 0 1 3	2 0 1 4

Derivative Assets:

Derivatives designated as hedging instruments:
Interest rate swap	Other long term assets	449	296
Derivatives not designated as hedging instruments:
Lease embedded derivative	Prepaid expenses and other receivables	79	23
Lease embedded derivative	Other long term assets	222	67
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	196	-

Total		$946	$386

Derivative Liabilities

Derivatives designated as hedging instruments
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	$-	$(842)
Interest rate swap	Other accounts payable and accrued expenses	$(209)	$(141)
Interest rate swap	Other long term liabilities	(62)	-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(224)	-
Lease embedded derivative	Other accounts payable and accrued expenses	(375)	(59)
Lease embedded derivative	Other long term liabilities	(1,966)	(820)
Cash fee	Other long term liabilities	(182)	(17)

Total		$(3,018)	$(1,879)

	Gain (loss) Recognized in Other Comprehensive income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2 0 1 3	2 0 1 4	Item	2 0 1 3	2 0 1 4

Derivatives designated as hedging instruments:
Interest rate swap	$176	$(206)	Financial expenses,net	$(53)	$(43)
Foreign exchange option and forward contract	(745)	(842)	Operating income (expenses)	1,235	(540)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial expense,net	124	937
Lease embedded derivative	-	-	Financial expense,net	(988)	1,023
Cash Fee	-	-	Financial expense,net	100	165

Total	$(569)	$(1,048)		$418	$1,542

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2 0 1 3	2 0 1 4

Accumulated losses on derivative instruments	$(1,514)	$(2,562)
Deferred pension items, net of taxes	(279)	(730)
Accumulated foreign currency translation differences	15,908	15,052
Total accumulated other comprehensive income, net	$14,115	$11,760

Schedule of Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes

	Unrealized gains (losses) on derivative instruments	Deferred pension items	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2013	$(1,514)	$(279)	$15,908	$14,115
Other comprehensive loss before reclassifications	(1,011)	(451)	(856)	(2,318)
Amounts reclassified from AOCI	(37)	-	-	(37)
Net current period other comprehensive income	(1,048)	(451)	(856)	(2,355)

Balance as of December 31, 2014	$(2,562)	$(730)	$15,052	$11,760

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
	year ended December 31, 2014	Affected line item in the statement of income

Unrealized gains loss on cash flow hedge	(37)	Financial expenses, net
	$(37)